Infrastructure Capital Equity Income ETF
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Aerospace & Defense - 6.1%
Lockheed Martin Corp. (a)(c)	9,461	$ 5,309,797
RTX Corp. (b)	9,784	2,032,430
		7,342,227

Banks - 6.9%
Bank of America Corp. (b)	33,817	2,094,625
Citizens Financial Group, Inc. (b)	14,478	997,100
Fifth Third Bancorp (b)(c)	25,616	1,377,372
Huntington Bancshares, Inc./OH (b)	63,636	1,061,767
JPMorgan Chase & Company (b)	509	181,214
U.S. Bancorp (b)	11,229	691,482
Zions Bancorp NA (b)	27,993	1,866,853
		8,270,413

Beverages - 5.2%
Celsius Holdings, Inc. (a)(b)(d)	154,373	4,855,031
Coca-Cola Co. (a)(b)	5,695	504,976
PepsiCo, Inc. (a)(b)	6,348	890,878
		6,250,885

Broadline Retail - 3.3%
Amazon.com, Inc. (a)(b)(d)	15,000	3,896,550

Capital Markets - 9.2%
Blackstone, Inc. (b)	12,952	1,855,245
Goldman Sachs Group, Inc. (a)(b)	1,540	1,579,886
KKR & Co., Inc. (b)	52,328	5,741,428
Morgan Stanley (b)	2,048	436,879
TPG, Inc. (b)	25,089	1,357,817
		10,971,255

Chemicals - 0.8%
Albemarle Corp. (b)	7,239	977,048

Diversified Telecommunication Services - 0.0% (e)
AT&T, Inc.	429	11,107

Electric Utilities - 5.5%
Alliant Energy Corp. (b)(c)	21,588	1,467,552
Edison International (b)	17	918
NextEra Energy, Inc. (a)(b)(c)	29,554	2,433,476
Southern Co. (a)(b)	4,057	357,016
Xcel Energy, Inc. (b)(c)	31,422	2,378,331
		6,637,293

Electrical Equipment - 2.0%
GE Vernova, Inc. (b)	2,665	2,394,582

Financial Services - 0.0% (e)
Apollo Global Management, Inc.	1	117

Food Products - 1.5%
Kraft Heinz Co. (a)(b)(c)	69,446	1,782,679

Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp. (a)(b)	2,371	624,853

Household Durables - 8.1%
DR Horton, Inc. (b)	35,034	5,064,515
Lennar Corp. - Class A (c)	54,975	4,623,947
		9,688,462

Independent Power and Renewable Electricity Producers - 1.9%
Vistra Corp. (a)(b)(c)	16,179	2,222,509

Industrial REITs - 1.5%
Rexford Industrial Realty, Inc. (b)(c)	46,927	1,738,176

Insurance - 1.8%
Brighthouse Financial, Inc. (c)(d)	40,480	2,146,250

Interactive Media & Services - 2.0%
Alphabet, Inc. - Class A (b)	1,611	546,693
Meta Platforms, Inc. - Class A (a)(b)(c)	3,281	1,877,847
		2,424,540

IT Services - 0.1%
CoreWeave, Inc. - Class A (a)(d)	1,000	84,890

Metals & Mining - 0.5%
Freeport-McMoRan, Inc. (a)	8,000	605,920

Office REITs - 1.3%
BXP, Inc. (b)	11,436	777,534
Kilroy Realty Corp. (b)	22,474	815,806
		1,593,340

Oil, Gas & Consumable Fuels - 6.0%
Cheniere Energy, Inc. (b)	3,825	1,115,714
Chevron Corp. (a)(b)	4,859	1,001,634
Energy Transfer LP (b)	78,704	1,692,923
EOG Resources, Inc. (c)	8,192	1,187,513
ExxonMobil Holdings Corp. (a)(b)	5,736	923,209
Phillips 66 (b)	5,120	1,262,490
		7,183,483

Passenger Airlines - 0.5%
Delta Air Lines, Inc. (b)	7,216	562,848

Pharmaceuticals - 2.3%
Eli Lilly & Co. (a)(b)	550	636,202
Merck & Co., Inc. (a)(c)	14,629	2,161,581
		2,797,783

Semiconductors & Semiconductor Equipment - 20.3%
Advanced Micro Devices, Inc. (a)(b)(d)	6,043	2,844,561
Broadcom, Inc. (a)(b)	18,220	6,747,595

Marvell Technology, Inc. (a)(b)	33,668	7,126,169
Micron Technology, Inc.	1,000	958,730
NVIDIA Corp. (a)(b)(c)	29,652	6,546,568
		24,223,623

Software - 6.0%
Microsoft Corp. (a)(c)	4,364	2,213,814
Oracle Corp. (a)(b)	32,475	4,842,672
Workday, Inc. - Class A	500	98,725
		7,155,211

Specialized REITs - 2.1%
Crown Castle, Inc. (a)(c)	18,075	1,376,230
Safehold, Inc. (b)(c)	71,433	1,081,496
		2,457,726

Technology Hardware, Storage & Peripherals - 0.1%
Sandisk Corp./DE (d)	100	156,670

Tobacco - 0.9%
Philip Morris International, Inc. (a)	5,990	1,121,927
TOTAL COMMON STOCKS (Cost $116,705,700)		115,322,367

PREFERRED STOCKS - 8.4%	Shares	Value
Consumer Finance - 0.3%
SLM Corp., Series B, 5.63% (3 mo. Term SOFR + 1.96%), Perpetual Maturity (b)(c)	5,403	406,468

Diversified REITs - 0.9%
Global Net Lease, Inc., Series B, 6.88%, Perpetual Maturity (b)(c)	47,379	1,053,709

Electrical Equipment - 1.1%
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%, Perpetual Maturity (b)(c)	59,071	1,313,739

Financial Services - 0.3%
Merchants Bancorp, 7.63%, Perpetual Maturity (b)	15,162	380,414

Hotel & Resort REITs - 1.1%
RLJ Lodging Trust, Series A, 1.95%, Perpetual Maturity (b)(c)	49,105	1,245,794

Industrial REITs - 0.1%
Innovative Industrial Properties, Inc., Series A, 9.00%, Perpetual Maturity(b)	2,646	66,335

Insurance - 1.0%
Brighthouse Financial, Inc.	–	$–
Series A, 6.60%, Perpetual Maturity (b)	42,850	616,611
Series B, 6.75%, Perpetual Maturity (b)	41,746	614,084
		1,230,695

Mortgage REITs - 3.6%
Adamas Trust, Inc., Series D, 8.00% to 10/15/2027 then 3 mo. SOFR+ 5.70%, Perpetual Maturity (b)(c)(f)	98,954	2,466,923
AGNC Investment Corp., Series G, 7.75% to 10/15/2027 then 5 yr. CMT Rate + 4.39%, Perpetual Maturity (a)(c)(f)	9,838	250,574
Rithm Capital Corp., Series E, 8.75%, Perpetual Maturity (b)	65,548	1,615,103
		4,332,600
TOTAL PREFERRED STOCKS (Cost $9,553,211)		10,029,754

BABY BONDS(g) - 7.0%	Shares	Value

Financial Services - 1.1%
Corebridge Financial, Inc., 6.38%, 12/15/2064 (b)		60,002		1,299,643

Health Care REITs - 0.8%
Diversified Healthcare Trust, 5.63%, 08/01/2042 (b)(c)		48,078		889,443

Mortgage REITs - 3.3%
AGNC Investment Corp., Series H, 8.75%, Perpetual Maturity (b)		44,274		1,136,071
PennyMac Mortgage Investment Trust, 9.00%, 02/15/2030 (b)		731		18,472
Redwood Trust, Inc.		–		$–
9.00%, 09/01/2029 (b)(c)		79,984		1,952,409
9.13%, 03/01/2030 (b)		35,458		834,327
				3,941,279

Telecommunications Resellers - 1.8%
Qwest Corp.		–		$–
6.50%, 09/01/2051 (b)		87,072		1,453,232
6.75%, 06/15/2052 (b)		43,034		742,767
				2,195,999
TOTAL BABY BONDS (Cost $8,527,210)				8,326,364

CONVERTIBLE PREFERRED STOCKS - 3.5%		Shares		Value
Capital Markets - 0.0% (e)
KKR & Co., Inc., Series D, 6.25%, 03/01/2028		295		14,343

Chemicals - 0.3%
Albemarle Corp., 7.25%, 03/01/2027 (b)		7,025		385,040

Electric Utilities - 0.6%
PG&E Corp., Series A, 6.00%, 12/01/2027 (b)		19,040		645,075

Interactive Media & Services - 0.9%
Alphabet, Inc., Series A, 6.25%, 05/15/2029 (b)		21,536		1,043,635

Software - 1.7%
Oracle Corp., Series D, 6.50%, 01/15/2029 (b)		44,394		2,072,312
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,072,166)				4,160,405

PURCHASED OPTIONS(d) - 0.3%	Notional Amount	Contracts(h)		Value
Call Options - 0.3%
Marvell Technology, Inc., Expiration: 03/19/2027; Exercise Price: $300.00	4,444,860	210		399,420
TOTAL PURCHASED OPTIONS (Cost $594,540)				399,420

SHORT-TERM INVESTMENTS - 0.5%		Shares		Value
Money Market Funds – 0.5%
First American Government Obligations Fund - Class X, 3.59% (i)		413,617		413,617
First American Treasury Obligations Fund - Class X, 3.60% (i)		137,873		137,873
TOTAL SHORT-TERM INVESTMENTS (Cost $551,490)				551,490

TOTAL INVESTMENTS - 116.1% (Cost $141,004,317)				138,789,800
Liabilities in Excess of Other Assets - (16.1)%			(0.16057)	(19,202,377)
TOTAL NET ASSETS - 100.0%				$ 119,587,423

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury ETF – Exchange Traded Fund
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	All or a portion of this security has been committed as collateral for a borrowing facility. The total value of assets committed as collateral as of August 31, 2026 was $86,232,566.
(c)	All or a portion of this security has been committed as collateral for open written options contracts. The total value of assets committed as collateral as of August 31, 2026 was $17,312,279.
(d)	Non-income producing security.
(e)	Represents less than 0.05% of net assets.
(f)	This security has a fixed-to-variable rate feature.
(g)	Baby bonds are preferred stocks which have been deemed to be fixed income securities based upon certain intrinsic characteristics.
(h)	100 shares per contract.
(i)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Infrastructure Capital Equity Income ETF
Schedule of Written Options
August 31, 2026 (Unaudited)

WRITTEN OPTIONS(b) - (0.2)%	Notional Amount	Contracts(a)	Value
Written Call Options - (0.1)%
Advanced Micro Devices, Inc.
Expiration: 09/18/2026; Exercise Price: $650.00	$ (470,720)	(10)	$ (160)
Expiration: 09/25/2026; Exercise Price: $650.00	(470,720)	(10)	(400)
Expiration: 10/02/2026; Exercise Price: $650.00	(470,720)	(10)	(700)
Expiration: 10/16/2026; Exercise Price: $650.00	(470,720)	(10)	(1,850)
Amazon.com, Inc.
Expiration: 09/02/2026; Exercise Price: $265.00	(259,770)	(10)	(590)
Expiration: 09/04/2026; Exercise Price: $267.50	(259,770)	(10)	(890)
Expiration: 09/09/2026; Exercise Price: $270.00	(259,770)	(10)	(1,070)
Expiration: 09/11/2026; Exercise Price: $270.00	(259,770)	(10)	(1,560)
Expiration: 09/18/2026; Exercise Price: $272.50	(259,770)	(10)	(2,250)
Expiration: 09/18/2026; Exercise Price: $275.00	(259,770)	(10)	(1,740)
Expiration: 09/18/2026; Exercise Price: $305.00	(259,770)	(10)	(100)
Expiration: 09/25/2026; Exercise Price: $275.00	(259,770)	(10)	(2,980)
Expiration: 09/25/2026; Exercise Price: $310.00	(259,770)	(10)	(150)
Expiration: 10/02/2026; Exercise Price: $280.00	(259,770)	(10)	(2,500)
Expiration: 10/02/2026; Exercise Price: $310.00	(519,540)	(20)	(540)
Expiration: 10/16/2026; Exercise Price: $310.00	(259,770)	(10)	(750)
Broadcom, Inc.
Expiration: 09/09/2026; Exercise Price: $450.00	(370,340)	(10)	(930)
Expiration: 09/09/2026; Exercise Price: $460.00	(370,340)	(10)	(690)
Expiration: 09/18/2026; Exercise Price: $500.00	(370,340)	(10)	(470)
Expiration: 09/25/2026; Exercise Price: $480.00	(370,340)	(10)	(1,100)
Celsius Holdings, Inc.
Expiration: 09/11/2026; Exercise Price: $30.00	(94,350)	(30)	(6,450)
Expiration: 09/18/2026; Exercise Price: $30.00	(62,900)	(20)	(4,700)
Expiration: 09/25/2026; Exercise Price: $30.00	(62,900)	(20)	(4,800)
CoreWeave, Inc. Expiration: 09/18/2026; Exercise Price: $120.00	(84,890)	(10)	(180)
Crown Castle, Inc.

Expiration: 09/18/2026; Exercise Price: $97.50	(228,420)	(30)	(1,125)
Expiration: 10/16/2026; Exercise Price: $90.00	(152,280)	(20)	(300)
Expiration: 12/18/2026; Exercise Price: $90.00	(152,280)	(20)	(1,800)
Expiration: 01/15/2027; Exercise Price: $90.00	(152,280)	(20)	(2,600)
Eli Lilly & Co. Expiration: 09/18/2026; Exercise Price: $1,300.00	(578,365)	(5)	(1,325)
Freeport-McMoRan, Inc.
Expiration: 09/04/2026; Exercise Price: $81.00	(227,220)	(30)	(660)
Expiration: 09/11/2026; Exercise Price: $85.00	(227,220)	(30)	(780)
Expiration: 09/11/2026; Exercise Price: $90.00	(227,220)	(30)	(420)
Expiration: 09/18/2026; Exercise Price: $95.00	(227,220)	(30)	(300)
Goldman Sachs Group, Inc.
Expiration: 09/04/2026; Exercise Price: $1,200.00	(1,025,900)	(10)	(980)
Expiration: 09/18/2026; Exercise Price: $1,150.00	(1,025,900)	(10)	(1,210)
Kraft Heinz Co.
Expiration: 09/18/2026; Exercise Price: $30.00	(128,350)	(50)	(100)
Expiration: 12/18/2026; Exercise Price: $30.00	(102,680)	(40)	(1,160)
Expiration: 01/15/2027; Exercise Price: $30.00	(513,400)	(200)	(8,400)
Expiration: 03/19/2027; Exercise Price: $30.00	(564,740)	(220)	(15,840)
Lockheed Martin Corp.
Expiration: 09/04/2026; Exercise Price: $570.00	(561,230)	(10)	(1,900)
Expiration: 09/11/2026; Exercise Price: $572.50	(561,230)	(10)	(3,560)
Expiration: 09/11/2026; Exercise Price: $605.00	(561,230)	(10)	(400)
Expiration: 09/18/2026; Exercise Price: $577.50	(561,230)	(10)	(4,630)
Expiration: 09/18/2026; Exercise Price: $605.00	(561,230)	(10)	(1,220)
Expiration: 09/25/2026; Exercise Price: $615.00	(561,230)	(10)	(3,700)
Expiration: 10/02/2026; Exercise Price: $620.00	(1,122,460)	(20)	(3,400)
Expiration: 10/09/2026; Exercise Price: $625.00	(561,230)	(10)	(2,250)
Expiration: 10/16/2026; Exercise Price: $630.00	(561,230)	(10)	(2,525)
Expiration: 11/20/2026; Exercise Price: $630.00	(561,230)	(10)	(8,500)
Marvell Technology, Inc.
Expiration: 09/04/2026; Exercise Price: $240.00	(211,660)	(10)	(430)
Expiration: 09/11/2026; Exercise Price: $245.00	(211,660)	(10)	(1,130)
Expiration: 09/18/2026; Exercise Price: $250.00	(211,660)	(10)	(1,770)
Expiration: 09/25/2026; Exercise Price: $260.00	(211,660)	(10)	(1,900)
Expiration: 10/02/2026; Exercise Price: $265.00	(846,640)	(40)	(9,040)
McDonald's Corp.
Expiration: 09/11/2026; Exercise Price: $290.00	(1,054,160)	(40)	(120)
Expiration: 09/18/2026; Exercise Price: $290.00	(1,054,160)	(40)	(640)
Expiration: 09/25/2026; Exercise Price: $290.00	(527,080)	(20)	(700)
Merck & Co., Inc.
Expiration: 09/04/2026; Exercise Price: $160.00	(738,800)	(50)	(50)
Expiration: 09/11/2026; Exercise Price: $165.00	(443,280)	(30)	(420)
Expiration: 09/18/2026; Exercise Price: $170.00	(295,520)	(20)	(180)
Meta Platforms, Inc.
Expiration: 09/04/2026; Exercise Price: $630.00	(572,340)	(10)	(280)
Expiration: 09/11/2026; Exercise Price: $635.00	(572,340)	(10)	(950)
Expiration: 09/18/2026; Exercise Price: $640.00	(572,340)	(10)	(1,900)
Expiration: 09/25/2026; Exercise Price: $640.00	(572,340)	(10)	(3,600)
Expiration: 09/25/2026; Exercise Price: $645.00	(572,340)	(10)	(2,910)
Expiration: 10/02/2026; Exercise Price: $650.00	(572,340)	(10)	(4,160)
Microsoft Corp. Expiration: 09/04/2026; Exercise Price: $522.50	(507,290)	(10)	(1,140)
NextEra Energy, Inc.
Expiration: 09/18/2026; Exercise Price: $90.00	(823,400)	(100)	(700)
Expiration: 10/16/2026; Exercise Price: $95.00	(823,400)	(100)	(1,700)

NVIDIA Corp.
Expiration: 09/02/2026; Exercise Price: $225.00	(220,780)	(10)	(660)
Expiration: 09/04/2026; Exercise Price: $227.50	(220,780)	(10)	(920)
Expiration: 09/09/2026; Exercise Price: $230.00	(220,780)	(10)	(1,060)
Expiration: 09/11/2026; Exercise Price: $235.00	(220,780)	(10)	(720)
Expiration: 09/18/2026; Exercise Price: $237.50	(220,780)	(10)	(1,170)
Oracle Corp.
Expiration: 09/18/2026; Exercise Price: $220.00	(894,720)	(60)	(2,040)
Expiration: 10/16/2026; Exercise Price: $190.00	(149,120)	(10)	(3,230)
Expiration: 10/16/2026; Exercise Price: $230.00	(447,360)	(30)	(2,520)
Expiration: 11/20/2026; Exercise Price: $230.00	(149,120)	(10)	(2,040)
PepsiCo, Inc.
Expiration: 09/11/2026; Exercise Price: $149.00	(280,680)	(20)	(200)
Expiration: 09/18/2026; Exercise Price: $150.00	(280,680)	(20)	(400)
Philip Morris International, Inc.
Expiration: 09/18/2026; Exercise Price: $200.00	(374,600)	(20)	(1,700)
Expiration: 09/25/2026; Exercise Price: $205.00	(374,600)	(20)	(1,500)
Southern Co.
Expiration: 09/18/2026; Exercise Price: $92.50	(176,000)	(20)	(380)
Expiration: 09/18/2026; Exercise Price: $97.50	(88,000)	(10)	(50)
Vistra Corp.
Expiration: 10/16/2026; Exercise Price: $180.00	(686,850)	(50)	(2,250)
Expiration: 11/20/2026; Exercise Price: $195.00	(686,850)	(50)	(5,050)
Expiration: 11/20/2026; Exercise Price: $200.00	(686,850)	(50)	(4,600)
Total Written Call Options			(170,845)

Written Put Options - (0.1)%
Apple, Inc.
Expiration: 09/04/2026; Exercise Price: $310.00	(633,700)	(20)	(1,740)
Expiration: 09/09/2026; Exercise Price: $310.00	(633,700)	(20)	(4,600)
Chevron Corp. Expiration: 09/04/2026; Exercise Price: $202.50	(412,280)	(20)	(1,800)
Coca-Cola Co. Expiration: 09/04/2026; Exercise Price: $85.00	(177,340)	(20)	(20)
ExxonMobil Holdings Corp.
Expiration: 09/04/2026; Exercise Price: $145.00	(643,800)	(40)	(80)
Expiration: 09/04/2026; Exercise Price: $150.00	(321,900)	(20)	(140)
Expiration: 09/11/2026; Exercise Price: $150.00	(482,850)	(30)	(900)
Expiration: 09/18/2026; Exercise Price: $152.50	(482,850)	(30)	(3,210)
Lockheed Martin Corp.
Expiration: 09/04/2026; Exercise Price: $575.00	(561,230)	(10)	(19,000)
Expiration: 09/11/2026; Exercise Price: $580.00	(561,230)	(10)	(24,500)
Expiration: 09/18/2026; Exercise Price: $580.00	(561,230)	(10)	(25,780)
NVIDIA Corp.
Expiration: 09/02/2026; Exercise Price: $200.00	(662,340)	(30)	(180)
Expiration: 09/09/2026; Exercise Price: $210.00	(220,780)	(10)	(740)
Walmart, Inc.
Expiration: 09/04/2026; Exercise Price: $103.00	(314,610)	(30)	(930)
Expiration: 09/11/2026; Exercise Price: $102.00	(314,610)	(30)	(1,530)
Total Written Put Options			(85,150)
TOTAL WRITTEN OPTIONS (Premiums received $332,550)			$ (255,995)

(a)	100 shares per contract.
(b)	Non-income producing security.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Infrastructure Capital Equity Income ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 115,322,367	$ –	$ –	$ 115,322,367
Preferred Stocks	10,029,754	–	–	10,029,754
Baby Bonds	8,326,364	–	–	8,326,364
Convertible Preferred Stocks	4,160,405	–	–	4,160,405
Purchased Options	399,420	–	–	399,420
Money Market Funds	551,490	–	–	551,490
Total Investments	$ 138,789,800	$ –	$ –	$ 138,789,800

Liabilities:
Investments:
Written Options	$ (203,365)	$ (52,630)	$ –	$ (255,995)
Total Investments	$ (203,365)	$ (52,630)	$ –	$ (255,995)

As of the period ended August 31, 2026, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund’s
Schedule of Investments and Schedule of Written Options for further information on the classification of investments.